Shareholders' Equity (Details) - USD ($)					1 Months Ended		12 Months Ended
		Jun. 08, 2018	Dec. 09, 2017	Dec. 07, 2017	May 24, 2018	Nov. 18, 2017	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Shareholders' Equity (Textual)
Equity, description							The original authorized number of common shares was 1 share with a par value of $1.
Common share, par value							$ 0.0001	$ 0.0001
Common share, shares authorized							100,000,000	100,000,000
Common share, shares issued							13,590,000	11,290,000
Share capital	[1]						$ 1,359	$ 1,129
Annual compensations							3,075,391	2,349,795
Recapitalization of Shanghai CLPS
Statutory reserves
Employment term			5 years
Offering price per share		$ 5.25
Net proceeds from IPO							11,022,111
Additional paid-in capital [Member]
Shareholders' Equity (Textual)
Recapitalization of Shanghai CLPS									1,051,952
Statutory reserves
Statutory Surplus [Member]
Shareholders' Equity (Textual)
Recapitalization of Shanghai CLPS									(551,684)
Statutory reserve, description							Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity's registered capital.
Statutory reserves							$ 437,796	261,949	$ 429,439
IPO [Member]
Shareholders' Equity (Textual)
Offering price per share		$ 0.0001			$ 0.0001
Initial public offering shares		300,000			2,000,000
Gross proceeds from IPO		$ 1,580,000			$ 10,500,000
Net proceeds from IPO		10,500,000			$ 9,500,000
Commissions and offering expenses		$ 12,080,000
Huan Yu [Member]
Shareholders' Equity (Textual)
Capital injection								$ 400,000
Board of Directors [Member]
Shareholders' Equity (Textual)
Equity, description				After the stock split, the Company's issued and outstanding common shares became 10,000 shares with par value of $0.0001. The Board of Directors also approved to amend the articles of association (the "Amendment") to increase total authorized number of common shares from 10,000 shares to 100,000,000 shares with par value of $0.0001. In connection with the Amendment, the Board of Directors further approved to issue 11,280,000 common shares at par value (the "Nominal share issuance") to the existing shareholders of the Company.
Stockholder's equity stock split, description				The Board of Directors approved a stock split of the Company's issued and outstanding shares of common shares at a ratio of 1-10,000.
2017 Stock Incentive Plan [Member]
Shareholders' Equity (Textual)
Shares authorized grants						2,210,000

[1]	The shares and per share data are presented on a retroactive basis to reflect the nominal share issuance.